COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 5:	COMMITMENTS AND CONTINGENCIES

Lease

Effective August 1, 2009, the Company entered into an office lease agreement for its office with a term of one year and monthly lease payments of $2,100.  During the quarter ended September 30, 2011, the lease term expired and the Company is continuing to occupy the space on a month-to-month basis.

Hooters South Africa

On April 23, 2009, the Company's wholly owned subsidiary CHL through its 50% ownership of Chanticleer & Shaw Pty, Ltd. entered into a franchise agreement with HOA to open and operate Hooters restaurants in the Republic of South Africa.  The current plan calls for four restaurants in the first phase with three additional locations to be added later.  The first restaurant opened in December 2009 in Durban and commenced operations effective January 1, 2010.  A location in Johannesburg opened in June 2010 and the third location opened in Cape Town during June of 2011.  A fourth location at Emperor's Palace Casino in Johannesburg is expected to open in January 2012.  Our total expected cost is $850,000.

During September 2011, the Company acquired the remaining 50% ownership of Chanticleer & Shaw Pty, Ltd. and now owns all of the GP interest and the LP interest listed in Note 2.

Hooters Australia

We are partnering with the current Hooters franchisee in a joint venture.  The first Hooters restaurant under this joint venture (which will be the third Hooters restaurant to be opened in Australia) is expected to open in January 2012 in Campbelltown, a suburb of Sydney and we will own a 49% interest.

At September 30, 2011, we have advanced $250,000 of our expected total cost of $650,000 for our share of the Campbelltown location cost.  We have agreed to participate in a second location in Australia under the same terms with an anticipated total cost for our share of $650,000.

13.	COMMITMENTS AND CONTINGENCIES

Effective August 1, 2010, the Company extended its office lease agreement for its office for a term of one year with monthly lease payments of $2,100.

On April 23, 2009, the Company through its 50% joint venture agreement with Shaw Holdings (Chanticleer & Shaw Pty, Ltd.) entered into a franchise agreement with HOA to open and operate Hooters restaurants in the Republic of South Africa.  The initial plan calls for four restaurants in the first phase with three additional locations to be added later.  The first restaurant opened in December 2009 in Durban and commenced operations January 1, 2010.  A location in Johannesburg opened in June 2010 and a location in Cape Town is scheduled to open in the spring of 2011. The majority of the Company's financial commitments have been and will be covered with limited partner commitments.